Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (103.6%)
Aerospace & Defense (1.0%)
$300	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B-, B3)	02/01/29	7.500	$300,333
1,205	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(BB-, Ba3)	09/30/28	4.750	1,093,584
800	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/03/23 @ 103.75)	(B-, B3)	03/15/27	7.500	807,280

					2,201,197

Air Transportation (0.8%)
600	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 103.94)(1),(2)	(B-, Caa1)	05/01/27	7.875	581,385
1,200	XO Management Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/25 @ 103.19)(1)	(B-, Caa1)	02/01/30	6.375	1,060,140

					1,641,525

Auto Parts & Equipment (1.3%)
1,480	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.25)(1),(2)	(CCC+, Caa1)	05/15/27	8.500	1,476,187
1,446	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes, 4.500% Cash, 5.500% PIK (Callable 02/13/23 @ 101.58)(1),(3)	(BB-, Ba2)	09/15/26	4.750	1,325,976

					2,802,163

Automakers (0.6%)
300	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	249,831
990	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	953,262

					1,203,093

Brokerage (0.9%)
1,920	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,932,230

Building & Construction (1.6%)
2,010	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	1,735,169
1,500	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	1,327,515
525	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	449,096

					3,511,780

Building Materials (7.3%)
2,250	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	2,237,820
300	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.50)(1)	(BB-, Ba2)	03/01/30	5.000	280,165
2,100	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	2,058,636
1,150	Eco Material Technologies, Inc., Rule 144A, Senior Secured Notes (Callable 01/31/24 @ 103.94)(1)	(B, B2)	01/31/27	7.875	1,107,916
3,389	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	2,730,043
639	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	481,461
2,797	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	2,331,719
1,750	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(2)	(CCC+, Caa1)	04/15/30	9.500	1,568,446
1,410	Park River Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 102.81)(1)	(CCC, Caa1)	02/01/29	5.625	985,546
700	Park River Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/24 @ 103.38)(1)	(CCC, Caa1)	08/01/29	6.750	497,896

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Building Materials (continued)
$1,800	PGT Innovations, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.19)(1)	(B+, B1)	10/01/29	4.375	$1,555,515

					15,835,163

Cable & Satellite TV (3.0%)
600	CSC Holdings LLC / CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	601,872
1,315	CSC Holdings LLC, Global Senior Unsecured Notes (2)	(B-, Caa1)	06/01/24	5.250	1,285,288
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.75)(1)	(B+, B1)	04/15/27	5.500	463,050
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.69)(1)	(B+, B1)	02/01/28	5.375	630,191
900	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B+, B1)	11/15/31	4.500	662,328
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,869,000
1,200	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	1,057,386

					6,569,115

Chemicals (4.5%)
300	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	297,274
715	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	721,205
950	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	780,197
1,200	Herens Midco Sarl, Rule 144A, Company Guaranteed Notes (Callable 05/15/24 @ 102.63)(1),(4)	(CCC, Caa2)	05/15/29	5.250	898,174
525	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(2)	(CCC+, Caa2)	10/01/29	6.250	436,375
272	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes(1),(3),(5),(6),(7),(8),(9)	(NR, WR)	05/01/18	0.000	3,667
2,100	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/23 @ 103.38)(1)	(CCC+, Caa2)	05/15/26	6.750	949,767
600	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 102.56)(1)	(B-, B2)	04/01/29	5.125	433,137
1,200	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 102.31)(1)	(BB-, B1)	03/15/29	4.625	1,027,764
1,800	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.13)(1)	(B+, Ba3)	02/15/30	4.250	1,768,994
3,335	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1)	(CCC+, Caa2)	02/15/30	9.000	2,575,118

					9,891,672

Consumer/Commercial/Lease Financing (1.2%)
2,900	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/16/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	2,627,879

Diversified Capital Goods (1.8%)
2,025	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,781,504
2,547	GrafTech Finance, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/23 @ 102.31)(1)	(BB, Ba3)	12/15/28	4.625	2,179,362

					3,960,866

Electronics (1.0%)
751	Coherent Corp., Rule 144A, Company Guaranteed Notes (Callable 12/14/24 @ 102.50)(1)	(B+, B2)	12/15/29	5.000	683,195
1,800	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(1)	(B+, Ba3)	06/15/29	4.000	1,561,689

					2,244,884

Energy - Exploration & Production (3.0%)
62	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.44)(1)	(BB, B1)	03/14/27	7.250	61,779

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Energy - Exploration & Production (continued)
$800	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 104.50)(1)	(BB, B1)	01/15/29	6.000	$738,392
2,515	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	2,509,134
2,100	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	2,000,871
1,315	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 02/08/23 @ 100.00)(1)	(B, Caa2)	11/01/23	9.750	1,316,366

					6,626,542

Environmental (0.4%)
900	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	896,612

Food - Wholesale (0.5%)
1,150	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/25 @ 102.31)(1),(2)	(B+, B3)	06/01/30	4.625	1,032,137

Gaming (1.3%)
500	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B3)	06/15/31	4.750	450,577
1,200	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	1,139,886
332	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	311,074
618	Fertitta Entertainment Finance Co., Inc, Rule 144A, Senior Secured Notes (Callable 01/15/25 @ 102.31)(1)	(B, B2)	01/15/29	4.625	546,235
338	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	311,693

					2,759,465

Gas Distribution (4.6%)
1,200	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,017,168
1,125	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 03/03/23 @ 101.56)	(B, B2)	05/15/26	6.250	1,076,382
429	Genesis Energy Finance Corp., Global Senior Unsecured Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	437,039
1,800	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba2)	06/15/28	5.125	1,697,221
600	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	560,283
600	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 103.19)(1)	(BB+, Ba3)	04/15/27	6.375	594,825
1,450	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 03/31/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	1,336,191
1,770	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,601,934
915	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	816,322
750	Tallgrass Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.63)(1)	(BB-, B1)	10/01/25	7.500	762,641

					9,900,006

Health Facility (0.2%)
600	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	519,103

Health Services (2.9%)
1,560	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,351,175
2,400	AthenaHealth Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.25)(1),(2)	(CCC, Caa2)	02/15/30	6.500	1,992,026
969	Pediatrix Medical Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 102.69)(1),(2)	(BB-, Ba3)	02/15/30	5.375	857,633

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Services (continued)
$3,650	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	$2,213,780

					6,414,614

Insurance Brokerage (4.3%)
1,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	1,001,217
893	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	878,225
1,500	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,527,548
950	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	830,827
600	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(1)	(B, B1)	10/01/30	7.500	572,748
4,055	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	3,516,679
1,200	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,082,712

					9,409,956

Investments & Misc. Financial Services (2.9%)
2,550	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	2,178,236
2,050	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,847,337
1,150	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	947,981
1,560	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	1,126,179
300	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(2)	(B, B2)	06/15/29	4.000	238,888

					6,338,621

Machinery (6.1%)
2,150	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	1,925,478
2,495	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	2,238,252
2,100	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1)	(CCC, Caa2)	10/15/29	6.625	1,579,387
2,850	Granite U.S. Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 105.50)(1)	(CCC+, Caa1)	10/01/27	11.000	3,014,958
3,335	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.88)(1)	(B, B3)	07/31/27	5.750	2,825,745
600	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 03/03/23 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	603,981
500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	509,148
500	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	512,357

					13,209,306

Managed Care (0.3%)
750	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	672,413

Media - Diversified (0.1%)
300	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	282,839

Media Content (0.5%)
1,200	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	1,126,152

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Medical Products (1.2%)
$1,000	Embecta Corp., Rule 144A, Senior Secured Notes (Callable 02/15/27 @ 101.25)(1)	(B+, Ba3)	02/15/30	5.000	$826,389
2,100	Medline Borrower LP, Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 102.63)(1),(2)	(B-, Caa1)	10/01/29	5.250	1,783,698

					2,610,087

Metals & Mining - Excluding Steel (5.0%)
1,200	Alcoa Nederland Holding B.V., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.75)(1),(2)	(BB+, Baa3)	12/15/27	5.500	1,187,760
375	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	311,842
2,700	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,307,864
2,150	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 103.44)(1)	(B+, NR)	03/01/26	6.875	2,078,808
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.31)(1)	(BB-, B1)	03/01/28	4.625	543,735
600	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B1)	06/01/31	4.500	508,143
182	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.38)(1)	(BB, Ba3)	01/30/30	4.750	164,986
1,692	SunCoke Energy, Inc., Rule 144A, Senior Secured Notes (Callable 06/30/24 @ 102.44)(1)	(BB, B1)	06/30/29	4.875	1,488,204
2,325	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.50)(1)	(B-, B3)	02/15/26	7.000	2,206,297

					10,797,639

Non - Electric Utilities (0.1%)
300	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	261,407

Packaging (3.3%)
690	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(4)	(B+, B3)	09/01/29	3.000	585,456
600	Ball Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 103.44)	(BB+, Ba1)	03/15/28	6.875	620,286
300	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(1)	(B+, Ba3)	01/01/30	7.500	306,750
600	Intelligent Packaging Ltd. Co-Issuer LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.00)(1)	(B-, B3)	09/15/28	6.000	531,588
750	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	757,500
1,200	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 102.31)(1)	(CCC+, Caa2)	08/01/24	9.250	1,172,457
3,570	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	3,182,137

					7,156,174

Personal & Household Products (1.4%)
1,200	Diamond BC B.V., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.31)(1),(2)	(B, Caa1)	10/01/29	4.625	1,010,964
2,000	High Ridge Brands Co., Rule 144A, Senior Unsecured Notes (1),(5),(7),(8)	(NR, NR)	03/15/25	0.000	40,000
2,400	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,898,820

					2,949,784

Pharmaceuticals (2.2%)
1,600	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/24 @ 103.63)(1)	(CCC, Ca)	05/30/29	7.250	717,985
325	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/30/25 @ 102.63)(1)	(CCC, Ca)	01/30/30	5.250	143,404
600	Bausch Health Cos., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.44)(1)	(B-, Caa1)	06/01/28	4.875	386,484
1,064	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(B, Caa1)	08/15/28	3.875	464,191

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
$1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 100.00)(1),(5),(7)	(NR, NR)	10/15/24	5.875	$1,154,250
600	Endo U.S., Inc., Rule 144A, Senior Secured Notes (Callable 04/01/24 @ 104.59)(1),(5),(7)	(NR, NR)	04/01/29	6.125	468,149
800	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, B3)	10/15/28	4.750	696,808
900	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	729,194

					4,760,465

Real Estate Development & Management (0.5%)
1,867	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, WR)	05/01/25	7.875	1,010,840

Real Estate Investment Trusts (1.7%)
1,906	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3)	12/15/27	3.750	1,609,965
2,100	iStar, Inc., Global Senior Unsecured Notes (Callable 03/03/23 @ 102.75)	(BB, Ba2)	02/15/26	5.500	2,117,902

					3,727,867

Recreation & Travel (5.4%)
1,800	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,633,065
1,817	Merlin Entertainments Ltd., Rule 144A, Secured Notes (Callable 03/17/26 @ 100.00)(1)	(B, B2)	06/15/26	5.750	1,731,763
3,475	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1),(2)	(B, B3)	08/15/29	5.250	3,144,580
450	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 104.38)(1)	(BB, Ba3)	05/01/25	8.750	463,450
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 100.00)(1)	(B, B3)	07/31/24	4.875	2,106,828
2,835	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 102.44)(1)	(BB, B2)	11/01/27	4.875	2,650,885

					11,730,571

Restaurants (0.8%)
1,825	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	1,728,670

Software - Services (7.1%)
1,300	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(1)	(B+, B1)	06/15/29	7.250	1,298,432
3,150	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	2,699,857
2,675	Endurance International Group Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	1,904,459
945	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	787,190
1,200	Open Text Corp., Rule 144A, Senior Secured Notes (Callable 11/01/27 @ 100.00)(1)	(BBB-, Ba1)	12/01/27	6.900	1,231,290
1,250	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	1,017,887
2,512	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	2,418,855
4,060	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,416,794
900	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1),(2)	(B+, B1)	02/01/29	3.875	777,299

					15,552,063

Specialty Retail (3.4%)
61	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/23 @ 102.25)	(BB, B1)	03/01/28	4.500	55,312
733	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	641,919

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Specialty Retail (continued)
$300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1)	(BB, B1)	11/15/29	4.625	$265,509
300	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.50)(1)	(BB, B1)	02/15/32	5.000	257,503
102	Eagle Intermediate Global Holdings B.V. (8),(9)	(NR, NR)	05/01/25	0.000	47,485
77	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(1),(8),(9)	(NR, NR)	05/01/25	7.500	46,905
2,800	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 02/13/23 @ 103.75)(1)	(NR, Caa1)	05/01/25	7.500	1,767,500
1,425	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	1,345,364
600	LCM Investments Holdings II LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/24 @ 102.44)(1)	(BB-, B2)	05/01/29	4.875	496,071
300	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	251,162
900	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1),(2)	(BB-, B1)	11/15/29	4.625	745,735
1,725	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.44)(1)	(BB-, B1)	11/15/31	4.875	1,377,430
195	Wolverine World Wide, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.00)(1)	(B+, Ba3)	08/15/29	4.000	157,146

					7,455,041

Steel Producers/Products (0.7%)
2,095	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,589,081

Support - Services (9.0%)
602	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes 1 (Callable 06/01/24 @ 102.31)(1)	(B, B2)	06/01/28	4.625	515,466
1,821	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/03/23 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	1,741,468
1,950	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	1,571,417
600	Clarivate Science Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 06/30/24 @ 102.44)(1),(2)	(CCC+, Caa1)	07/01/29	4.875	528,762
3,900	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	3,106,135
3,065	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.56)(1)	(B-, B3)	07/31/26	7.125	3,029,184
3,000	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(1)	(B, B1)	05/01/29	4.625	2,541,802
1,500	United Rentals North America, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/25 @ 103.00)(1)	(BBB-, Baa3)	12/15/29	6.000	1,524,390
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 103.56)(1)	(BB, Ba3)	06/15/25	7.125	762,945
750	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	769,254
1,821	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	1,660,530
865	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B2)	08/15/28	4.625	802,521
1,050	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	914,860

					19,468,734

Tech Hardware & Equipment (3.3%)
1,690	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 101.00)(1)	(CCC+, Caa1)	06/15/25	6.000	1,602,407
510	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 02/13/23 @ 102.50)(1)	(CCC+, Caa1)	03/15/27	5.000	390,077
2,000	Entegris Escrow Corp., Rule 144A, Senior Secured Notes (Callable 01/15/29 @ 100.00)(1)	(BB+, Baa3)	04/15/29	4.750	1,875,124
2,400	Imola Merger Corp., Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(BB-, B1)	05/15/29	4.750	2,089,776

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Tech Hardware & Equipment (continued)
$1,380	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	$1,197,222

					7,154,606

Telecom - Wireline Integrated & Services (3.6%)
2,785	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 09/15/23 @ 102.56)(1)	(B, B2)	01/15/29	5.125	2,186,239
300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B, B2)	07/15/29	5.125	234,927
300	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B, B2)	10/15/29	5.500	236,551
1,800	Ciena Corp., Rule 144A, Company Guaranteed Notes (Callable 01/31/25 @ 102.00)(1)	(BB, Ba1)	01/31/30	4.000	1,577,367
1,800	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 03/03/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,745,437
300	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	261,564
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/10/23 @ 102.50)(1),(10)	(BB-, Ba3)	04/15/27	5.000	1,134,150
600	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	502,434

					7,878,669

Theaters & Entertainment (1.9%)
2,374	AMC Entertainment Holdings, Inc.,10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(3)	(CC, Caa3)	06/15/26	10.000	1,163,906
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 100.00)(1)	(B, B3)	11/01/24	4.875	2,139,866
400	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 102.81)(1)	(B, B3)	03/15/26	5.625	389,116
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/03/23 @ 103.56)(1)	(B, B3)	10/15/27	4.750	463,650

					4,156,538

Transport Infrastructure/Services (0.9%)
1,800	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,851,939

TOTAL CORPORATE BONDS (Cost $251,238,929)					225,449,508

BANK LOANS (30.1%)
Advertising (1.0%)
156	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(11)	(B, B2)	09/13/24	8.320	154,793
2,075	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(11)	(B, B2)	09/13/24	8.320	2,056,789

					2,211,582

Aerospace & Defense (1.4%)
1,500	Amentum Government Services Holdings LLC, LIBOR 3M + 8.750%, LIBOR 6M + 8.750%(11)	(NR, NR)	01/31/28	13.901	1,395,001
398	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(8),(11)	(B, B1)	02/15/29	7.558 - 8.764	393,273
1,214	Peraton Corp., LIBOR 1M + 7.750%(11)	(NR, NR)	02/01/29	12.220	1,182,566

					2,970,840

Auto Parts & Equipment (0.4%)
379	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(3),(11)	(NR, WR)	03/02/26	14.570	373,443
497	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(3),(11)	(NR, WR)	08/28/25	10.570	417,746

					791,189

Building Materials (0.4%)
802	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(11)	(B, B2)	08/01/28	10.103	775,668

Chemicals (2.5%)
2,177	Ascend Performance Materials Operations LLC, SOFR 6M + 4.750%(11)	(BB-, Ba3)	08/27/26	8.831	2,151,766

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Chemicals (continued)
$841	Polar U.S. Borrower LLC, LIBOR 2M + 4.750%(11)	(B-, B3)	10/15/25	4.903	$697,303
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(11)	(CCC, Caa2)	10/27/25	12.985	1,882,810
878	Zep, Inc., LIBOR 3M + 4.000%(11)	(CCC+, B3)	08/12/24	8.580	737,296

					5,469,175

Diversified Capital Goods (0.6%)
1,500	Electrical Components International, Inc., PRIME + 7.500%(8),(11)	(B-, B2)	06/26/25	15.000	1,359,081

Electronics (1.1%)
2,386	Idemia Group, LIBOR 3M + 4.500%(8),(11)	(B, B3)	01/09/26	9.230	2,379,600

Energy - Exploration & Production (0.0%)
2,663	PES Holdings, LLC, 3.000% PIK(3),(5),(11)	(NR, WR)	12/31/24	3.000	78,240

Food & Drug Retailers (0.6%)
1,500	WOOF Holdings, Inc., LIBOR 1M + 7.250%(11)	(CCC, Caa2)	12/21/28	11.758	1,343,745

Food - Wholesale (0.2%)
421	United Natural Foods, Inc., SOFR 1M + 3.250%(11)	(BB-, B1)	10/22/25	7.926	422,709

Gas Distribution (1.2%)
1,072	BCP Renaissance Parent LLC, SOFR 1M + 3.500%(11)	(B+, B2)	10/31/26	8.061	1,072,052
1,601	Traverse Midstream Partners LLC, SOFR 3M + 4.250%(11)	(B+, B3)	09/27/24	8.800	1,603,888

					2,675,940

Health Facility (0.3%)
811	Carestream Health, Inc., SOFR 3M + 7.500%(11)	(B-, B3)	09/30/27	12.180	593,403

Health Services (1.4%)
1,230	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(11)	(CCC, Caa2)	12/17/29	11.320	871,381
2,377	U.S. Radiology Specialists, Inc., LIBOR 1M + 5.250%(11)	(B-, B3)	12/15/27	9.875	2,275,909

					3,147,290

Insurance Brokerage (0.2%)
327	USI, Inc., SOFR 3M + 3.750%(11)	(B, B1)	11/22/29	8.330	327,875

Investments & Misc. Financial Services (1.5%)
2,329	AqGen Ascensus, Inc., LIBOR 3M + 6.500%(11)	(CCC, Caa2)	08/02/29	11.313	2,090,672
1,298	Deerfield Dakota Holding LLC, LIBOR 1M + 6.750%(11)	(CCC, Caa2)	04/07/28	11.320	1,228,305
130	Ditech Holding Corp.(5),(7),(8)	(NR, WR)	06/30/22	0.000	14,312

					3,333,289

Life Insurance (0.5%)
1,253	Vida Capital, Inc., LIBOR 1M + 6.000%(11)	(CCC+, B2)	10/01/26	10.570	976,950

Machinery (1.1%)
2,123	LTI Holdings, Inc., LIBOR 1M + 6.750%(6),(11)	(CCC+, Caa2)	09/06/26	11.320	1,768,655
580	LTI Holdings, Inc., LIBOR 1M + 3.500%(11)	(B-, B2)	09/06/25	8.070	563,167

					2,331,822

Medical Products (0.8%)
919	Femur Buyer, Inc., LIBOR 3M + 5.500%(8),(11)	(CCC+, NR)	03/05/24	10.342	777,867
980	Viant Medical Holdings, Inc., LIBOR 1M + 6.250%(8),(11)	(CCC+, B3)	07/02/25	10.820	951,579

					1,729,446

Packaging (0.1%)
800	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(11)	(CC, C)	10/31/25	12.190	212,000

Personal & Household Products (1.6%)
1,200	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(11)	(CCC+, Caa1)	12/20/29	10.661	1,110,756
1,726	Serta Simmons Bedding, LLC (First Out Term Loan)(5),(7)	(D, WR)	08/10/23	0.000	1,708,546
1,046	Serta Simmons Bedding, LLC (Second Out Term Loan)(5),(7)	(D, WR)	08/10/23	0.000	609,636

					3,428,938

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Pharmaceuticals (0.2%)
$583	Akorn, Inc., LIBOR 3M + 7.500%(11)	(CCC+, Caa3)	10/01/25	12.254	$479,482

					479,482

Recreation & Travel (2.0%)
959	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(11)	(CCC-, Caa3)	09/04/26	12.411	838,329
1,816	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(11)	(B-, B3)	09/05/25	8.411	1,669,415
789	Hornblower Sub LLC, LIBOR 3M + 4.500%(11)	(CCC-, Caa2)	04/27/25	8.670	534,923
1,082	Hornblower Sub LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/10/25	12.755	1,091,275
300	Hornblower Sub, LLC, LIBOR 3M + 8.125%(11)	(NR, NR)	11/20/25	12.755 - 12.800	302,439

					4,436,381

Restaurants (0.1%)
300	Tacala LLC, LIBOR 1M + 7.500%(11)	(CCC, Caa2)	02/04/28	12.070	274,563

Software - Services (7.1%)
1,709	Aston FinCo Sarl, LIBOR 1M + 4.250%(8),(11)	(B-, B3)	10/09/26	8.820	1,474,206
893	Astra Acquisition Corp., LIBOR 1M + 5.250%(11)	(B, B1)	10/25/28	9.820	791,579
900	CommerceHub, Inc., SOFR 3M + 7.000%(11)	(CCC, Caa2)	12/29/28	11.777	727,875
1,810	Epicor Software Corp., LIBOR 1M + 7.750%(11)	(CCC, Caa2)	07/31/28	12.320	1,810,751
682	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(11)	(CCC+, B2)	06/13/24	8.325	642,691
3,511	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(11)	(CCC-, Caa2)	06/13/25	12.075	2,792,799
960	GHX Ultimate Parent Corp.(8),(12)	(B, B2)	06/28/24	0.000	957,600
598	Hyland Software, Inc., LIBOR 1M + 3.500%(11)	(B-, B1)	07/01/24	8.070	597,860
420	Hyland Software, Inc., LIBOR 1M + 6.250%(11)	(CCC, Caa1)	07/07/25	10.820	401,249
1,578	Open Text Corp.(12)	(BBB-, Ba1)	11/16/29	0.000	1,577,937
1,496	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(11)	(B, B3)	04/26/24	8.570	1,496,542
1,494	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(11)	(B-, B2)	02/01/29	9.076	1,287,826
1,045	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(11)	(B-, B3)	04/27/28	9.568	852,576

					15,411,491

Support - Services (0.8%)
600	LaserShip, Inc., LIBOR 3M + 7.500%(8),(11)	(CCC, Caa2)	05/07/29	12.230	381,000
1,199	LaserShip, Inc., LIBOR 3M + 4.500%(11)	(B-, B2)	05/07/28	9.230	900,373
600	TruGreen Limited Partnership, LIBOR 3M + 8.500%(8),(11)	(CCC+, Caa2)	11/02/28	13.325	432,000

					1,713,373

Telecom - Wireline Integrated & Services (1.2%)
1,955	Patagonia Holdco LLC, SOFR 3M + 5.750%(8),(11)	(NR, B1)	08/01/29	9.960	1,652,036
1,125	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(11)	(CCC, Caa2)	07/23/26	12.070	1,030,314

					2,682,350

Theaters & Entertainment (1.8%)
1,145	Technicolor Creative Studios, EURIBOR 3M + 6.000%(4),(11)	(CCC+, Caa1)	09/07/26	8.046	740,676
1,238	TopGolf International, Inc., LIBOR 3M + 6.250%(11)	(B, B3)	02/09/26	11.065	1,242,940
1,965	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(11)	(B, B3)	05/18/25	7.320	1,957,144

					3,940,760

TOTAL BANK LOANS (Cost $73,635,683)					65,497,182

ASSET BACKED SECURITIES (7.6%)
Collateralized Debt Obligations (7.6%)
1,000	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(11)	(NR, Ba3)	07/20/34	12.208	912,883
1,500	Anchorage Capital CLO 25 Ltd., 2022-25A, Rule 144A, TSFR3M + 7.170%(1),(11)	(NR, Ba3)	04/20/35	11.809	1,322,454
1,250	Anchorage Credit Funding 4 Ltd., 2016-4A, Rule 144A(1)	(NR, Ba3)	04/27/39	6.659	973,925
1,250	Battalion CLO 18 Ltd., 2020-18A, Rule 144A, LIBOR 3M + 6.710%(1),(11)	(BB-, NR)	10/15/36	11.502	1,111,043
1,250	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	11.558	1,135,322
1,500	Cedar Funding VI CLO Ltd., 2016-6A, Rule 144A, LIBOR 3M + 6.720%(1),(11)	(BB-, NR)	04/20/34	11.528	1,406,884
1,500	CIFC Funding Ltd., 2017-1A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	04/23/29	8.315	1,455,530
1,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	10.942	1,334,592

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations (continued)
$1,500	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110% (1),(11)	(BB-, NR)	10/20/34	11.918	$1,378,109
1,500	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750% (1),(11)	(NR, Ba1)	01/22/35	10.565	1,372,330
600	MP CLO III Ltd., 2013-1A, Rule 144A, LIBOR 3M + 3.050% (1),(11)	(NR, Ba1)	10/20/30	7.858	502,879
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230% (1),(11)	(BB-, NR)	10/20/32	12.038	915,476
1,500	Palmer Square Credit Funding Ltd., 2019-1A, Rule 144A (1)	(NR, Baa2)	04/20/37	5.459	1,342,388
1,000	Venture 41 CLO Ltd., 2021-41A, Rule 144A, LIBOR 3M + 7.710% (1),(11)	(BB-, NR)	01/20/34	12.518	925,949
600	Vibrant CLO VII Ltd., 2017-7A, Rule 144A, LIBOR 3M + 3.600% (1),(11)	(NR, Baa3)	09/15/30	8.408	522,966

TOTAL ASSET BACKED SECURITIES (Cost $18,024,744)					16,612,730

Shares

COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.1%)
27,589	Jason Group, Inc.(7)				255,199

Chemicals (0.5%)
5,400	Project Investor Holdings LLC(6),(7),(8),(9)				54
89,998	Proppants Holdings LLC(6),(7),(8),(9)				1,800
15,074	UTEX Industries, Inc.(7)				964,736

					966,590

Energy - Exploration & Production (0.0%)
111,570	PES Energy, Inc.(6),(7),(8),(9)				1,116

Pharmaceuticals (0.2%)
68,836	Akorn Holding Company LLC(7)				430,225

Private Placement (0.0%)
461,538	Technicolor Creative Studios SA(7)(9)(13)				114,285

Specialty Retail (0.0%)
105	Eagle Intermediate Global Holdings B.V., Class B(7),(8),(9)				1

Support - Services (0.0%)
2,100	LTR Holdings, Inc.(6),(7),(8),(9)				3,111

Theaters & Entertainment (0.1%)
461,538	Vantiva SA(4),(7)				132,738

TOTAL COMMON STOCKS (Cost $5,132,293)					1,903,265

WARRANTS (0.0%)
Chemicals (0.0%)
22,499	Project Investor Holdings LLC, expires 02/20/2022(6),(7),(8),(9)				—

Telecom - Wireline Integrated & Services (0.0%)
1	GTT Communications, Inc., expires 12/30/2027(7)				—

TOTAL WARRANTS (Cost $11,700)					0

SHORT-TERM INVESTMENTS (7.0%)
3,377,071	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.18%				3,377,071
11,835,753	State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(14)				11,835,753

TOTAL SHORT-TERM INVESTMENTS (Cost $15,212,824)					15,212,824

TOTAL INVESTMENTS AT VALUE (149.2%) (Cost $363,256,173)					324,675,509

LIABILITIES IN EXCESS OF OTHER ASSETS (-49.2%)					(107,131,462)

NET ASSETS (100.0%)					$217,544,047

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

January 31, 2023 (unaudited)

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities amounted to a value of $232,640,694 or 106.9% of net assets.

(2)	Security or portion thereof is out on loan.
(3)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(4)	This security is denominated in Euro.
(5)	Bond is currently in default.
(6)	Illiquid security.
(7)	Non-income producing security.
(8)	Security is valued using significant unobservable inputs.
(9)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(10)	This security is denominated in British Pound.
(11)	Variable rate obligation - The interest rate shown is the rate in effect as of January 31, 2023. The rate may be subject to a cap and floor.
(12)

The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of January 31, 2023.

(13)	Security is held through holdings of 100 shares of the CIG Special Purpose SPC - Credit Suisse High Yield Bond Fund Segregated Portfolio, an affiliated entity.
(14)	Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

TSFR = Term Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Appreciation
EUR	710,608	USD	755,626	10/11/23	Barclays Bank PLC	$755,626	$782,058	$26,432
EUR	304,711	USD	312,880	10/11/23	Deutsche Bank AG	312,880	335,349	22,469
EUR	768,633	USD	805,710	10/11/23	Morgan Stanley	805,710	845,918	40,208
GBP	50,783	USD	59,453	10/11/23	Deutsche Bank AG	59,453	62,818	3,365
GBP	6,553	USD	7,634	10/11/23	Morgan Stanley	7,634	8,106	472

Total Unrealized Appreciation								$92,946

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Unrealized Depreciation
USD	4,004,205	EUR	3,968,516	10/11/23	Deutsche Bank AG	$(4,004,205)	$(4,367,538)	$(363,333)
USD	28,601	GBP	23,307	10/11/23	Barclays Bank PLC	(28,601)	(28,831)	(230)
USD	1,077,737	GBP	963,712	10/11/23	Deutsche Bank AG	(1,077,737)	(1,192,097)	(114,360)
Total Unrealized Depreciation								$(477,923)

Total Net Unrealized Appreciation/(Depreciation)								$(384,977)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$225,311,451	$138,057		$225,449,508
Bank Loans	—	54,724,628	10,772,554		65,497,182
Asset Backed Securities	—	16,612,730	—		16,612,730
Common Stocks	114,285	1,782,898	6,082		1,903,265
Warrants	0	—	0	[1]	0	[1]
Short-term Investments	15,212,824	—	—		15,212,824

	$15,327,109	$298,431,707	$10,916,693		$324,675,509

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$92,946	$—		$92,946

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$477,923	$—		$477,923

[1]	Included a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$147,913	$8,741,291	$1,306,725	$0	(1)	$10,195,929
Accrued discounts (premiums)	—	(9,969)	—	—		(9,969)
Purchases	—	957,850	—	—		957,850
Sales	(23,762)	(35,646)	(26,482)	—		(85,890)
Realized gain (loss)	23,762	(560)	26,482	—		49,684
Change in unrealized appreciation (depreciation)	(9,856)	(107,021)	(80,708)	—		(197,585)
Transfers into Level 3	—	5,899,115	—	—		5,899,115
Transfers out of Level 3	—	(4,672,506)	(1,219,935)	—		(5,892,441)

Balance as of January 31, 2023	$138,057	$10,772,554	$6,082	$0	(1)	$10,916,693

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2023	$(9,856)	$(160,881)	$—	$—		$(170,737)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value At	Valuation	Unobservable	Price Range
Asset Class	01/31/2023	Technique	Input	(Weighted Average)*
Corporate Bonds	$98,057	Income Approach	Expected Remaining Distribution	$0.01 – $0.61 ($0.52)
	40,000	Vendor pricing	Single Broker Quote	0.02 (N/A)
Bank Loans	10,772,554	Vendor pricing	Single Broker Quote	0.11 – 1.00 (0.91)
Common Stocks	6,082	Income Approach	Expected Remaining Distribution	0.01 – 1.48 (0.77)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*	Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2023, $5,899,155 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,892,441 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.